Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0000838875
Registrant Name	Willamette Valley Vineyards, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A